**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, DC 20549**

**FORM N-Q**

# QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/13

Item 1. Schedule of Investments.

# Franklin Floating Rate Master Trust
## Statement of Investments, April 30, 2013 (unaudited)

| Franklin Floating Rate Master Series | Country | Shares | Value | % of Net Assets |
|---|---|---|---|---|
| **Common Stocks (Cost $543,382)** | | | | |
| **Movies & Entertainment** | | | | |
| [a]MGM Holdings Inc., A | United States | 17,545 | $ 694,124 | 0.07 |
| | | Principal Amount* | | |
| **Corporate Bonds (Cost $509,136)** | | | | |
| **Broadcasting** | | | | |
| [b]Clear Channel Communications Inc., senior secured note, first lien, 144A, 9.00%, 12/15/19 | United States | 545,000 | 547,725 | 0.06 |
| [c]**Senior Floating Rate Interests** | | | | |
| **Aerospace & Defense** | | | | |
| Accudyne Industries LLC (Silver II U.S. Holdings/Hamilton), 2013 Specified Refinancing Term Loan, 4.00%, 12/13/19 | Luxembourg | 3,561,075 | 3,602,027 | 0.37 |
| AWAS Finance Luxembourg 2012 SA, Term Loan, 4.75%, 7/16/18 | Luxembourg | 1,188,320 | 1,204,660 | 0.13 |
| [d]AWAS Finance Luxembourg S.A.R.L., Term Loan, 3.50%, 6/10/16 | Ireland | 3,257,547 | 3,306,410 | 0.34 |
| CAMP International Holding Co., Replacement Term Loan, 5.25%, 5/31/19 | United States | 1,233,800 | 1,250,765 | 0.13 |
| Doncasters U.S. Finance LLC, Term B Loans, 5.50%, 4/09/20 | United States | 960,000 | 973,501 | 0.10 |
| FLY Funding II S.A.R.L., Loans, 5.75%, 8/08/18 | Ireland | 2,715,190 | 2,750,827 | 0.28 |
| [d]JFB Firth Rixson Inc. (FR Acq.), 2013 Replacement Dollar Term Facility Loan, 4.25%, 6/30/17 | United States | 3,012,450 | 3,048,849 | 0.31 |
| TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20 | United States | 3,990,000 | 4,053,768 | 0.42 |
| | | | 20,190,807 | 2.08 |
| **Air Freight & Logistics** | | | | |
| [e]Evergreen International Aviation Inc., 1st Lien Term Loan, 14.25%, 6/30/15 | United States | 2,851,654 | 2,805,315 | 0.29 |
| **Airlines** | | | | |
| Delta Air Lines Inc., | | | | |
| New Term Loan, 4.25%, 4/20/17 | United States | 5,758,893 | 5,850,074 | 0.60 |
| Term B-1 Loan, 3.25%, 10/18/18 | United States | 1,406,475 | 1,426,985 | 0.15 |
| Term B-2 Loan, 3.25%, 4/18/16 | United States | 1,194,500 | 1,210,178 | 0.12 |
| Flying Fortress Inc. (ILFC), New Loan, 3.50%, 6/30/17 | United States | 2,958,333 | 2,987,917 | 0.31 |
| | | | 11,475,154 | 1.18 |
| **Alternative Carriers** | | | | |
| Cricket Communications Inc. (Leap Wireless), | | | | |
| [d]C Term Loan, 5.75%, 3/08/20 | United States | 2,360,000 | 2,376,225 | 0.24 |
| Term Loan, 4.75%, 10/10/19 | United States | 1,304,756 | 1,313,237 | 0.14 |
| [d]TW Telecom Holdings Inc., Term Loan B, 4.75%, 4/17/20 | United States | 5,400,000 | 5,443,033 | 0.56 |
| | | | 9,132,495 | 0.94 |
| **Aluminum** | | | | |
| Novelis Inc., Term Loan, 3.75%, 3/10/17 | Canada | 3,590,832 | 3,653,672 | 0.38 |
| **Apparel, Accessories & Luxury Goods** | | | | |
| Calceus Acquisition Inc. (Cole Haan), Term Loan, 5.75%, 2/01/20 | United States | 520,000 | 528,450 | 0.05 |
| PVH Corp., Tranche B Term Loan, 3.25%, 2/13/20 | United States | 2,093,846 | 2,115,046 | 0.22 |
| Realogy Group LLC, Initial Term B Loan, 4.50%, 3/05/20 | United States | 3,600,000 | 3,649,050 | 0.38 |
| Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16 | United States | 7,003,581 | 6,825,207 | 0.70 |
| | | | 13,117,753 | 1.35 |
| **Application Software** | | | | |
| CCC Holdings Inc., Term Loan, 5.25%, 12/20/19 | United States | 1,456,350 | 1,481,836 | 0.15 |
| Skillsoft Corp., New Term Loan, 5.00%, 5/26/17 | United States | 4,601,265 | 4,693,290 | 0.49 |
| | | | 6,175,126 | 0.64 |
| **Auto Parts & Equipment** | | | | |
| [d]Affinia Group Inc., Tranche B-2 Term Loan, 5.75%, 4/17/20 | United States | 1,500,000 | 1,520,625 | 0.16 |
| ASP HHI Acquisition Co. Inc., Refinancing Term Loan, 5.00%, 10/05/18 | United States | 2,107,371 | 2,131,079 | 0.22 |
| August Luxuk Holding Co., | | | | |
| Lux Second Lien, 10.50%, 4/27/19 | Luxembourg | 880,331 | 892,435 | 0.09 |
| Lux Term Loan, 6.25%, 4/27/18 | Luxembourg | 1,304,737 | 1,317,785 | 0.13 |
| August U.S. Holding Co. Inc., | | | | |
| U.S. Second Lien, 10.50%, 4/27/19 | United States | 677,777 | 687,096 | 0.07 |
| U.S. Term Loan, 6.25%, 4/27/18 | United States | 1,003,663 | 1,013,700 | 0.10 |

# Franklin Floating Rate Master Trust
## Statement of Investments, April 30, 2013 (unaudited) *(continued)*

| | | | | |
|---|---|---|---|---|
| [d]Federal-Mogul Corp., | | | | |
| Tranche B Term Loan, 2.138%, 12/27/14 | United States | 8,523,047 | 8,098,668 | 0.83 |
| Tranche C Term Loan, 2.138%, 12/27/15 | United States | 2,021,656 | 1,920,993 | 0.20 |
| FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%, 1/29/18 | United States | 950,000 | 971,375 | 0.10 |
| TI Group Automotive Systems LLC, Term Loan, 5.50%, 3/28/19 | United States | 3,973,120 | 4,052,662 | 0.42 |
| [d]Tower Automotive Holdings USA LLC, Term Loan B, 6.75%, 4/23/20 | United States | 3,000,000 | 3,052,860 | 0.31 |
| Transtar Holding Co., First Lien Term Loan, 5.50%, 10/09/18 | United States | 736,300 | 749,185 | 0.08 |
| UCI International Inc., Term Loan, 5.50%, 7/26/17 | United States | 1,710,323 | 1,728,495 | 0.18 |
| Veyance Technologies Inc. (Goodyear), Term Loan, 5.25%, 9/08/17 | United States | 2,200,000 | 2,218,792 | 0.23 |
| | | | 30,355,750 | 3.12 |
| **Automobile Manufacturers** | | | | |
| Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17 | United States | 5,539,207 | 5,633,035 | 0.58 |
| **Biotechnology** | | | | |
| Alkermes Inc., 2019 Term Loan, 3.50%, 9/25/19 | Ireland | 2,892,732 | 2,908,402 | 0.30 |
| **Broadcasting** | | | | |
| [d]Clear Channel Communications Inc., | | | | |
| Tranche B Term Loan, 3.848%, 1/29/16 | United States | 8,449,997 | 7,763,434 | 0.80 |
| Tranche C Term Loan, 3.848%, 1/29/16 | United States | 2,972,579 | 2,699,473 | 0.28 |
| Cumulus Media Holdings Inc., | | | | |
| Second Lien Term Loan, 7.50%, 9/16/19 | United States | 6,800,000 | 7,086,164 | 0.73 |
| Term Loan B, 4.50%, 9/16/18 | United States | 2,116,278 | 2,157,006 | 0.22 |
| Entercom Radio LLC, Term B-1 Loan, 5.00% - 6.00%, 11/23/18 | United States | 1,889,731 | 1,925,163 | 0.20 |
| FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17 | United States | 5,713,529 | 5,819,469 | 0.60 |
| Gray Television Inc., Initial Term Loan, 4.75%, 10/12/19 | United States | 3,127,095 | 3,174,001 | 0.33 |
| Hubbard Radio LLC, Tranche 1 Term Loan, 4.50%, 4/29/17 | United States | 1,868,736 | 1,903,775 | 0.20 |
| LIN Television Corp., Tranche B Term Loan, 4.00%, 12/21/18 | United States | 1,313,381 | 1,326,476 | 0.14 |
| Mission Broadcasting Inc., Term B Loan, 4.50%, 12/03/19 | United States | 891,429 | 908,143 | 0.09 |
| NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20 | United States | 859,292 | 898,676 | 0.09 |
| Nexstar Broadcasting Inc., Term B Loan, 4.50%, 12/03/19 | United States | 2,108,571 | 2,148,107 | 0.22 |
| Nine Entertainment Group Pty. Ltd., Term B Loan, 3.50%, 2/05/20 | Australia | 8,633,476 | 8,707,223 | 0.89 |
| Radio One Inc., Term Loan, 7.50%, 3/31/16 | United States | 7,701,186 | 7,912,969 | 0.81 |
| Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.25%, 5/31/17 | United States | 5,290,812 | 5,343,720 | 0.55 |
| Sinclair Television Group Inc., Tranche B Term Loans, 4.50%, 4/09/20 | United States | 1,088,839 | 1,097,686 | 0.11 |
| Univision Communications Inc., | | | | |
| 2013 Converted Existing Term Loan, 4.75%, 2/28/20 | United States | 694,300 | 702,171 | 0.07 |
| 2013 Converted Extended First-Lien Term Loan, 4.75%, 3/01/20 | United States | 1,500,000 | 1,517,004 | 0.16 |
| 2013 New First-Lien Term Loan, 4.75%, 3/01/20 | United States | 3,395,700 | 3,433,599 | 0.35 |
| Extended First Lien Term Loan, 4.448%, 3/31/17 | United States | 4,280,004 | 4,318,109 | 0.44 |
| | | | 70,842,368 | 7.28 |
| **Building Products** | | | | |
| Nortek Inc., Term Loan, 5.25%, 4/26/17 | United States | 786,484 | 795,004 | 0.08 |
| **Cable & Satellite** | | | | |
| Atlantic Broadband (PENN) Holdings Inc., Term B Loan, 4.50%, 11/30/19 | United States | 358,200 | 364,468 | 0.04 |
| Bresnan Broadband Holdings LLC, Term Loan B, 4.50%, 12/14/17 | United States | 2,825,050 | 2,844,119 | 0.29 |
| [d]Cequel Communications LLC, Term Loan, 5.00%, 2/14/19 | United States | 5,595,970 | 5,634,879 | 0.58 |
| Charter Communications Operating LLC, | | | | |
| Term C Loan, 3.45%, 9/06/16 | United States | 397,188 | 398,731 | 0.04 |
| [d]Term D Loan, 5.25%, 5/15/19 | United States | 1,196,977 | 1,201,715 | 0.12 |
| [d]Term E Loan, 4.50%, 4/08/20 | United States | 7,000,000 | 6,994,351 | 0.72 |
| Term F Loan, 4.50%, 1/01/21 | United States | 3,992,812 | 3,996,973 | 0.41 |
| CSC Holdings LLC (Cablevision), Term B Loan, 2.699%, 4/17/20 | United States | 5,730,000 | 5,726,419 | 0.59 |
| Midcontinent Communications, Term B Loan, 4.00% - 5.25%, 12/31/16 | United States | 1,720,855 | 1,735,913 | 0.18 |
| TWCC Holding Corp., Term Loan, 3.50%, 2/11/17 | United States | 1,390,000 | 1,411,892 | 0.15 |
| UPC Financing Partnership, | | | | |
| Term Loan AF, 4.00%, 1/29/21 | Netherlands | 5,100,000 | 5,157,375 | 0.53 |
| [d]Term Loan AH, 4.75%, 6/30/21 | Netherlands | 610,000 | 614,814 | 0.06 |
| [d]Virgin Media Investment Holdings Ltd., B Facility, 5.00%, 2/15/20 | United States | 11,580,000 | 11,595,378 | 1.19 |
| | | | 47,677,027 | 4.90 |
| **Casinos & Gaming** | | | | |
| Affinity Gaming LLC, Initial Term Loan, 5.50%, 11/09/17 | United States | 992,503 | 1,011,112 | 0.10 |
| Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18 | United States | 483,083 | 487,041 | 0.05 |

| | | | | |
|---|---|---|---|---|
| [d]Caesars Entertainment Operating Co. Inc., | | | | |
| Term Loan B-4, 9.50%, 10/31/16 | United States | 8,513,517 | 8,691,748 | 0.89 |
| Term Loan B-6, 5.45%, 1/28/18 | United States | 4,047,583 | 3,684,142 | 0.38 |
| Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18 | United States | 2,032,288 | 2,079,284 | 0.21 |
| CCM Merger Inc. (MotorCity Casino), Term Loan, 5.00%, 3/01/17 | United States | 2,068,282 | 2,091,550 | 0.22 |
| Las Vegas Sands LLC, | | | | |
| Extended Delayed Draw I Term Loan, 2.70%, 11/23/16 | United States | 430,004 | 431,415 | 0.04 |
| Extended Delayed Draw II Term Loan, 2.70%, 11/23/15 | United States | 100,902 | 101,281 | 0.01 |
| Extended Tranche B Term Loan, 2.70%, 11/23/16 | United States | 2,635,552 | 2,644,199 | 0.27 |
| MGM Resorts International, Term B Loan, 4.25%, 12/20/19 | United States | 1,117,200 | 1,136,208 | 0.12 |
| Peninsula Gaming LLC, Term B Loan, 6.75%, 11/20/17 | United States | 1,097,250 | 1,115,538 | 0.12 |
| Pinnacle Entertainment Inc., Series A Incremental Term Loans, 4.00%, 3/19/19 | United States | 1,445,400 | 1,457,144 | 0.15 |
| [d]ROC Finance LLC, Funded Term B Loans, 6.00%, 8/19/17 | United States | 4,500,000 | 4,553,415 | 0.47 |
| Tropicana Entertainment Inc., Loans, 7.50%, 3/16/18 | United States | 3,960,000 | 4,009,500 | 0.41 |
| | | | 33,493,577 | 3.44 |
| **Coal & Consumable Fuels** | | | | |
| Arch Coal Inc., Term Loans, 5.75%, 5/16/18 | United States | 2,006,099 | 2,040,789 | 0.21 |
| Patriot Coal Corp., DIP Term Loan, 9.25%, 10/03/13 | United States | 6,450,000 | 6,405,656 | 0.66 |
| | | | 8,446,445 | 0.87 |
| **Commercial Printing** | | | | |
| Cenveo Corp., Term B Loan, 6.25%, 2/13/17 | United States | 955,471 | 966,818 | 0.10 |
| **Commodity Chemicals** | | | | |
| [d]Ai Chem & CY U.S. AcquiCo Inc., Tranche B-1 TL, 3.25%, 9/15/19 | Luxembourg | 1,060,000 | 1,075,238 | 0.11 |
| Ascend Performance Materials Operations LLC, Term B Facility, 6.75%, 4/10/18 | United States | 1,088,082 | 1,107,123 | 0.11 |
| Cyanco Intermediate Corp., Initial Term Loan, 6.75%, 4/30/20 | United States | 1,100,000 | 1,106,875 | 0.11 |
| Kronos Worldwide Inc., Initial Term Loan, 7.00%, 6/13/18 | United States | 650,000 | 658,531 | 0.07 |
| [d]Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20 | Netherlands | 8,790,000 | 8,935,589 | 0.92 |
| | | | 12,883,356 | 1.32 |
| **Communications Equipment** | | | | |
| Alcatel-Lucent USA Inc., | | | | |
| Asset Sale Loans, 6.25%, 8/01/16 | United States | 1,570,000 | 1,598,130 | 0.16 |
| U.S. Term Loan, 7.25%, 1/30/19 | United States | 4,183,775 | 4,296,214 | 0.44 |
| [d]ARRIS Group Inc., Term B Loan, 3.50%, 3/27/20 | United States | 2,150,000 | 2,157,054 | 0.22 |
| Avaya Inc., Term B-5 Loan, 8.00%, 3/31/18 | United States | 4,332,674 | 4,341,339 | 0.45 |
| Riverbed Technology Inc., Loans, 4.00%, 12/18/19 | United States | 1,616,038 | 1,642,973 | 0.17 |
| Telesat Canada/Telesat LLC, Term Loan B-2 U.S. Tranche, 3.50%, 3/28/19 | Canada | 1,588,000 | 1,606,857 | 0.17 |
| | | | 15,642,567 | 1.61 |
| **Construction & Farm Machinery & Heavy Trucks** | | | | |
| Allison Transmission Inc., Term B-2 Loan, 3.21%, 8/07/17 | United States | 3,894,544 | 3,913,207 | 0.40 |
| Terex Corp., U.S. Term Loan, 4.50%, 4/28/17 | United States | 893,118 | 904,170 | 0.10 |
| | | | 4,817,377 | 0.50 |
| **Data Processing & Outsourced Services** | | | | |
| EVERTEC Group LLC, Term B Loan, 3.50%, 4/17/20 | Puerto Rico | 2,664,318 | 2,665,983 | 0.27 |
| MoneyGram International Inc., Term Loan, 4.25%, 3/28/20 | United States | 6,639,876 | 6,706,275 | 0.69 |
| NAB Holdings LLC, Term Loan, 7.00%, 4/24/18 | United States | 880,245 | 891,248 | 0.09 |
| SunGard Data Systems Inc., | | | | |
| Tranche D Term Loan, 4.50%, 1/31/20 | United States | 678,300 | 688,788 | 0.07 |
| Tranche E Term Loan, 4.00%, 3/08/20 | United States | 1,266,589 | 1,284,401 | 0.13 |
| Vantiv LLC (Fifth Third Processing), Tranche B Term Loan, 3.75%, 3/27/19 | United States | 1,980,734 | 1,991,258 | 0.21 |
| West Corp., Term B-8 Loan, 4.25%, 6/30/18 | United States | 5,019,512 | 5,106,701 | 0.53 |
| Worldpay U.S. Inc., | | | | |
| Facility B2A Loan, 5.25%, 10/13/17 | United States | 1,800,000 | 1,823,251 | 0.19 |
| [d]Facility C2 Loan, 5.75%, 11/12/19 | United States | 2,400,000 | 2,432,251 | 0.25 |
| | | | 23,590,156 | 2.43 |
| **Distillers & Vintners** | | | | |
| Constellation Brands Inc., Term Loan B, 4.25%, 6/15/20 | United States | 8,600,000 | 8,619,711 | 0.89 |
| **Distributors** | | | | |
| [d]American Builders & Contractors Supply Co. Inc., Term B Loans, 3.50%, 4/16/20 | United States | 7,070,000 | 7,135,518 | 0.73 |
| Helm Financial Corp., Term Loan, 6.25%, 6/01/17 | United States | 1,590,117 | 1,608,006 | 0.17 |

| | | | | |
|---|---|---|---|---|
| U.S. Foods Inc., Extended Term Loan, 5.75%, 3/31/17 | United States | 4,995,571 | 5,068,076 | 0.52 |
| | | | 13,811,600 | 1.42 |
| **Diversified Chemicals** | | | | |
| Ineos U.S. Finance LLC, | | | | |
| Dollar Term Loan, 6.50%, 5/04/18 | United States | 3,544,599 | 3,595,552 | 0.37 |
| Short-Dated Dollar Term Loan, 5.50%, 5/12/15 | United States | 947,919 | 962,533 | 0.10 |
| | | | 4,558,085 | 0.47 |
| **Diversified Metals & Mining** | | | | |
| FMG America Finance Inc. (Fortescue Metals Group), Loans, 5.25%, 10/18/17 | United States | 4,736,200 | 4,820,727 | 0.50 |
| **Diversified Support Services** | | | | |
| Acosta Inc., Term D Loan, 5.00%, 3/01/18 | United States | 2,677,050 | 2,721,390 | 0.28 |
| AlixPartners LLP, | | | | |
| 2013 Refinancing Term B-2, 4.50%, 6/29/19 | United States | 1,478,844 | 1,498,253 | 0.15 |
| Second Lien Term Loan, 10.75%, 12/29/19 | United States | 1,050,000 | 1,076,250 | 0.11 |
| ARAMARK Corp., | | | | |
| Synthetic L/C-3, 3.553%, 7/26/16 | United States | 80,111 | 80,961 | 0.01 |
| U.S. Term C Loan, 3.698% - 3.784%, 7/26/16 | United States | 1,936,156 | 1,956,705 | 0.20 |
| U.S. Term D Loan, 4.00%, 8/22/19 | United States | 3,070,000 | 3,114,758 | 0.32 |
| Brock Holdings III Inc., Tranche B Term Loan, 6.00% - 6.75%, 3/16/17 | United States | 1,635,093 | 1,657,575 | 0.17 |
| Global Cash Access Inc., Term Loan, 7.00%, 3/01/16 | United States | 1,111,061 | 1,129,115 | 0.12 |
| Interactive Data Corp., Term B Loan, 3.75%, 2/11/18 | United States | 1,700,000 | 1,721,250 | 0.18 |
| KAR Auction Services Inc. (Adesa), Term Loan, 3.75%, 5/19/17 | United States | 1,106,802 | 1,123,059 | 0.11 |
| | | | 16,079,316 | 1.65 |
| **Drug Retail** | | | | |
| Rite Aid Corp., | | | | |
| Tranche 1 Term Loan, 5.75%, 8/21/20 | United States | 678,070 | 704,910 | 0.07 |
| Tranche 6 Term Loan, 4.00%, 2/10/20 | United States | 3,030,000 | 3,070,526 | 0.32 |
| | | | 3,775,436 | 0.39 |
| **Education Services** | | | | |
| Bright Horizons Family Solutions LLC, Term B Loan, 4.00% - 5.25%, 1/30/20 | United States | 5,783,117 | 5,846,974 | 0.60 |
| [d]Laureate Education Inc., Series 2018 Extended Term Loan, 5.25%, 6/16/18 | United States | 6,116,019 | 6,174,629 | 0.64 |
| | | | 12,021,603 | 1.24 |
| **Electrical Components & Equipment** | | | | |
| Wesco Distribution Inc., Tranche B-1 Loan, 4.50%-5.75%, 12/12/19 | United States | 3,227,150 | 3,263,791 | 0.34 |
| **Environmental & Facilities Services** | | | | |
| ADS Waste Holdings Inc., Tranche B Term Loan, 4.25%, 10/09/19 | United States | 7,450,818 | 7,551,687 | 0.78 |
| EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14 | United States | 694,368 | 694,802 | 0.07 |
| Progressive Waste Solutions Ltd., Term B Loan, 3.50%, 10/24/19 | Canada | 1,757,384 | 1,780,999 | 0.18 |
| | | | 10,027,488 | 1.03 |
| **Food Distributors** | | | | |
| AdvancePierre Foods Inc., | | | | |
| Loans, 5.75%, 7/10/17 | United States | 3,074,562 | 3,122,602 | 0.32 |
| Second Lien Term Loan, 9.50%, 10/10/17 | United States | 2,542,000 | 2,630,970 | 0.27 |
| [d]Dole Food Co./Solvest Ltd., Tranche B Term Loan, 5.00%, 5/02/20 | United States | 3,540,000 | 3,568,762 | 0.37 |
| | | | 9,322,334 | 0.96 |
| **Food Retail** | | | | |
| Pantry Inc., Term Loan, 5.75%, 8/03/19 | United States | 328,350 | 334,088 | 0.03 |
| **Footwear** | | | | |
| Wolverine World Wide Inc., Tranche B Term Loan, 4.00%, 7/31/19 | United States | 1,645,670 | 1,668,298 | 0.17 |
| **Forest Products** | | | | |
| [d]Caraustar Industries Inc., Initial Term Loan, 8.50%, 5/01/19 | United States | 2,160,000 | 2,181,600 | 0.22 |
| **Health Care Equipment** | | | | |
| Biomet Inc., Dollar Term B-1 Loan, 3.948% - 4.034%, 7/25/17 | United States | 3,672,835 | 3,725,632 | 0.38 |
| Carestream Health Inc., Term Loan, 5.00%, 2/25/17 | United States | 2,303,467 | 2,324,198 | 0.24 |
| DJO Finance LLC, Tranche B Term Loan, 4.75%, 9/15/17 | United States | 2,504,581 | 2,548,411 | 0.26 |
| Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19 | United States | 5,369,425 | 5,448,511 | 0.56 |
| Kinetic Concepts Inc., | | | | |
| Dollar Term C-1 Loan, 5.50%, 5/04/18 | United States | 328,344 | 334,706 | 0.03 |

# Franklin Floating Rate Master Trust
## Statement of Investments, April 30, 2013 (unaudited) *(continued)*

| | | | | |
|---|---|---|---|---|
| Term C-2 Loan, 5.00%, 11/04/16 | United States | 1,777,534 | 1,808,363 | 0.19 |
| | | | 16,189,821 | 1.66 |
| **Health Care Facilities** | | | | |
| Ardent Medical Services Inc., | | | | |
| Second Lien Term Loan, 11.00%, 1/02/19 | United States | 980,000 | 1,002,050 | 0.10 |
| Term Loan, 6.75%, 7/02/18 | United States | 1,147,125 | 1,167,200 | 0.12 |
| Community Health Systems Inc., New Extended Term Loan, 3.784% - 3.787%, 1/25/17 | United States | 5,840,389 | 5,906,076 | 0.61 |
| HCA Inc., | | | | |
| Tranche B-2 Term Loan, 3.534%, 3/31/17 | United States | 5,709,091 | 5,732,521 | 0.59 |
| Tranche B-4 Term Loan, 5.00%, 5/01/18 | United States | 621,689 | 624,020 | 0.07 |
| Tranche B-5 Term Loan, 5.00%, 3/31/17 | United States | 3,275,630 | 3,275,630 | 0.34 |
| Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18 | United States | 5,389,553 | 5,472,924 | 0.56 |
| Select Medical Corp., Series B Tranche B Term Loan, 3.54% - 5.50%, 2/20/16 | United States | 1,685,775 | 1,706,847 | 0.18 |
| Steward Health Care System LLC, Loans, 6.75%, 4/12/20 | United States | 4,400,000 | 4,428,600 | 0.46 |
| United Surgical Partners International Inc., | | | | |
| Extended Term Loan, 4.25%, 4/03/17 | United States | 1,483,369 | 1,490,786 | 0.15 |
| New Tranche B Term Loan, 4.75%, 4/03/19 | United States | 1,952,933 | 1,973,683 | 0.20 |
| Universal Health Services Inc., New Tranche B Term Loan, 3.75%, 11/15/16 | United States | 412,698 | 417,255 | 0.04 |
| Vanguard Health Holding Co. II LLC, Term B Loan, 3.75%, 1/29/16 | United States | 2,038,265 | 2,067,883 | 0.21 |
| | | | 35,265,475 | 3.63 |
| **Health Care Services** | | | | |
| [a]Apria Healthcare Group Inc., Initial Term Loan, 6.75%, 4/05/20 | United States | 1,320,000 | 1,323,919 | 0.14 |
| DaVita HealthCare Partners Inc., | | | | |
| Tranche B Term Loan, 4.50%, 10/20/16 | United States | 841,392 | 851,910 | 0.09 |
| Tranche B-2 Term Loan, 4.00%, 8/24/19 | United States | 8,628,375 | 8,739,802 | 0.90 |
| Emergency Medical Services Corp., Initial Term Loan, 4.00%, 5/25/18 | United States | 3,866,321 | 3,922,301 | 0.40 |
| Healogics Inc., Term B Loan (1st Lien), 5.25%, 2/05/19 | United States | 700,000 | 710,500 | 0.07 |
| National Mentor Holdings Inc., Tranche B-1 Term Loan, 6.50%, 2/09/17 | United States | 1,890,360 | 1,918,715 | 0.20 |
| Surgery Centers Holdings Inc., First Lien Term Loan, 6.00%, 4/11/19 | United States | 3,100,000 | 3,115,128 | 0.32 |
| U.S. Renal Care Inc., Initial Term Loan, 6.25%, 7/03/19 | United States | 1,488,750 | 1,515,734 | 0.15 |
| | | | 22,098,009 | 2.27 |
| **Health Care Supplies** | | | | |
| Alere Inc., B Term Loan, 4.25%, 6/30/17 | United States | 1,284,867 | 1,297,179 | 0.13 |
| Bausch & Lomb Inc., | | | | |
| Delayed Draw Term Loan, 4.75%, 9/30/15 | United States | 2,294,250 | 2,318,626 | 0.24 |
| Parent Term Loan, 5.25%, 5/18/19 | United States | 1,032,200 | 1,040,748 | 0.11 |
| | | | 4,656,553 | 0.48 |
| **Health Care Technology** | | | | |
| IMS Health Inc., Tranche B-1 Dollar Term Loan, 3.75%, 9/01/17 | United States | 2,544,431 | 2,568,285 | 0.26 |
| Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 5/23/19 | United States | 1,790,977 | 1,818,962 | 0.19 |
| | | | 4,387,247 | 0.45 |
| **Home Furnishings** | | | | |
| Tempur-Pedic International Inc., Term B Loan, 5.00%, 12/12/19 | United States | 2,473,800 | 2,517,866 | 0.26 |
| **Home Improvement Retail** | | | | |
| Harbor Freight Tools USA Inc., Initial Loan, 5.50%, 11/14/17 | United States | 2,575,177 | 2,615,092 | 0.27 |
| **Hotels, Resorts & Cruise Lines** | | | | |
| Station Casinos LLC, B Term Loan, 5.00%, 3/01/20 | United States | 2,700,000 | 2,739,374 | 0.28 |
| **Household Products** | | | | |
| Apex Tool Group LLC, Term Loan, 4.50%, 2/01/20 | United States | 3,530,000 | 3,582,460 | 0.37 |
| Spectrum Brands Inc., Initial U.S. Term Loan, 4.50%, 12/17/19 | United States | 738,150 | 750,606 | 0.08 |
| Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20 | United States | 2,460,000 | 2,487,675 | 0.25 |
| | | | 6,820,741 | 0.70 |
| **Human Resource & Employment Services** | | | | |
| Altegrity Inc., | | | | |
| Term Loan B, 5.00%, 2/21/15 | United States | 4,283,540 | 4,265,292 | 0.44 |
| Tranche D Term Loan, 7.75%, 2/21/15 | United States | 822,269 | 832,891 | 0.08 |
| | | | 5,098,183 | 0.52 |
| **Independent Power Producers & Energy Traders** | | | | |
| AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18 | United States | 2,992,500 | 3,041,128 | 0.31 |

| | | | | |
|---|---|---|---|---|
| Calpine Corp., | | | | |
| Term Loan, 4.00%, 4/01/18 | United States | 2,766,133 | 2,817,694 | 0.29 |
| Term Loans, 4.00%, 10/09/19 | United States | 527,350 | 537,349 | 0.05 |
| dDynegy Inc., | | | | |
| Initial Tranche B-1 Term Loan, 5.25%, 4/23/20 | United States | 2,280,769 | 2,288,934 | 0.24 |
| Initial Tranche B-2 Loan, 5.25%, 4/23/20 | United States | 3,649,231 | 3,662,295 | 0.38 |
| | | | 12,347,400 | 1.27 |
| **Industrial Conglomerates** | | | | |
| Ameriforge Group Inc., | | | | |
| Initial Term Loan, 5.00% - 6.00%, 12/19/19 | United States | 927,675 | 942,750 | 0.10 |
| Second Lien Term Loan, 8.75%-9.75%, 12/19/19 | United States | 1,852,130 | 1,912,324 | 0.20 |
| Mirion Technologies Inc., Term Loan, 5.75%, 3/30/18 | United States | 1,945,725 | 1,965,182 | 0.20 |
| dSchaeffler AG, Facility C2-USD, 4.25%, 1/27/17 | Germany | 3,500,000 | 3,555,108 | 0.36 |
| Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18 | United States | 1,401,415 | 1,418,232 | 0.15 |
| | | | 9,793,596 | 1.01 |
| **Industrial Machinery** | | | | |
| Colfax Corp., Replacement Term B Loans, 3.25%, 1/11/19 | United States | 1,960,777 | 1,980,630 | 0.20 |
| Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18 | United States | 1,520,426 | 1,528,941 | 0.16 |
| Generac Power Systems Inc., Term Loans, 6.25%, 5/30/18 | United States | 1,918,226 | 1,956,591 | 0.20 |
| Husky Injection Molding Systems Ltd., Term Loan, 4.25%, 6/30/18 | United States | 4,234,685 | 4,314,967 | 0.44 |
| Milacron LLC, Term Loan, 4.25%, 3/18/20 | United States | 4,000,000 | 4,037,468 | 0.42 |
| Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17 | United States | 850,950 | 861,587 | 0.09 |
| RBS Global Inc. (Rexnord), Term B Loan, 3.75%, 4/01/18 | United States | 2,133,457 | 2,157,450 | 0.22 |
| Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18 | United States | 4,029,954 | 4,070,254 | 0.42 |
| Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16 | United States | 2,199,566 | 2,235,308 | 0.23 |
| WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17 | United States | 1,004,950 | 1,020,024 | 0.10 |
| | | | 24,163,220 | 2.48 |
| **Insurance Brokers** | | | | |
| Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19 | United States | 576,333 | 584,438 | 0.06 |
| dHUB International Ltd., Term Loan, 5.75%, 6/13/17 | United States | 3,800,000 | 3,842,750 | 0.40 |
| | | | 4,427,188 | 0.46 |
| **Integrated Telecommunication Services** | | | | |
| Genesys Telecom Holdings U.S. Inc., Dollar Term Loan, 4.00%, 2/08/20 | United States | 1,234,286 | 1,246,629 | 0.13 |
| Integra Telecom Holdings Inc., | | | | |
| First Lien Term Loan, 6.00%, 2/22/19 | United States | 2,010,000 | 2,047,687 | 0.21 |
| Second Lien Term Loan, 9.75%, 2/24/20 | United States | 1,900,000 | 1,958,782 | 0.20 |
| Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.25%, 4/02/18 | Luxembourg | 2,464,668 | 2,503,691 | 0.26 |
| dLTS Buyer LLC, First Lien Term Loan, 4.50%, 4/11/20 | United States | 3,690,000 | 3,734,557 | 0.38 |
| dSecurus Technologies Holdings Inc., First Lien Initial TL, 5.75%, 4/30/20 | United States | 1,060,000 | 1,066,957 | 0.11 |
| Windstream Corp., | | | | |
| Tranche B-3 Term Loan, 4.00%, 8/08/19 | United States | 1,269,156 | 1,283,302 | 0.13 |
| Tranche B-4 Term Loan, 3.50%, 1/23/20 | United States | 648,375 | 654,316 | 0.07 |
| Zayo Group LLC, Term Loan, 4.50%, 7/02/19 | United States | 1,875,276 | 1,894,029 | 0.19 |
| | | | 16,390,000 | 1.68 |
| **Internet Software & Services** | | | | |
| Web.com Group Inc., 1st Lien Term Loan, 4.50%, 10/27/17 | United States | 4,845,908 | 4,900,424 | 0.50 |
| **IT Consulting & Other Services** | | | | |
| Genpact International Inc., Term Loan, 4.25%, 8/30/19 | United States | 1,840,750 | 1,871,813 | 0.19 |
| **Leisure Facilities** | | | | |
| 24 Hour Fitness Worldwide Inc., New Tranche B TL, 5.25%, 4/22/16 | United States | 3,244,416 | 3,273,821 | 0.33 |
| ClubCorp Club Operations Inc., Term B Loan, 5.00%, 11/30/16 | United States | 3,037,882 | 3,092,943 | 0.32 |
| dSeaWorld Parks & Entertainment Inc., Term B Loan, 4.00%, 8/17/17 | United States | 4,937,618 | 4,988,318 | 0.51 |
| dSix Flags Theme Parks Inc., Tranche B Term Loan, 4.00% - 5.25%, 12/20/18 | United States | 945,378 | 960,909 | 0.10 |
| Town Sports International LLC, Initial Term Loan, 5.75%, 5/11/18 | United States | 2,362,600 | 2,400,007 | 0.25 |
| | | | 14,715,998 | 1.51 |
| **Life & Health Insurance** | | | | |
| CNO Financial Group Inc. (fka Conseco), Tranche B-2 Term Loan, 5.00%, 9/28/18 | United States | 1,290,285 | 1,310,445 | 0.13 |
| **Life Sciences Tools & Services** | | | | |
| inVentiv Health Inc., Term Loan B, 7.50%, 8/04/16 | United States | 3,433,752 | 3,410,859 | 0.35 |
| Pharmaceutical Product Development Inc., Term Loan, 4.25%, 12/05/18 | United States | 2,083,678 | 2,116,717 | 0.22 |

| | | | | |
|---|---|---|---|---|
| Quintiles Transnational Corp., | | | | |
| Term B-1 Loan, 4.50%, 6/08/18 | United States | 196,355 | 199,055 | 0.02 |
| Term B-2 Loan, 4.50%, 6/08/18 | United States | 2,423,220 | 2,457,549 | 0.25 |
| | | | 8,184,180 | 0.84 |
| **Metal & Glass Containers** | | | | |
| Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20 | United States | 5,720,000 | 5,722,780 | 0.59 |
| BWAY Holding Co., Initial Term Loan, 4.50%, 8/06/17 | United States | 1,226,925 | 1,245,329 | 0.13 |
| | | | 6,968,109 | 0.72 |
| **Movies & Entertainment** | | | | |
| [d]AMC Entertainment Inc., Initial Term Loan, 5.00%, 4/30/20 | United States | 580,000 | 585,072 | 0.06 |
| Cinemark USA Inc., Term Loan, 3.20%-5.25%, 12/13/19 | United States | 2,606,878 | 2,635,392 | 0.27 |
| [d]Delta 2 (Lux) S.A.R.L. (Formula One), Term Loan B2 Facility, 6.00%, 4/29/19 | Luxembourg | 3,597,334 | 3,663,885 | 0.37 |
| IMG Worldwide Inc., Tranche B Term Loan, 5.50%, 6/16/16 | United States | 2,385,396 | 2,406,268 | 0.25 |
| National CineMedia LLC, | | | | |
| New Term Loan, 5.00%, 11/26/19 | United States | 1,570,000 | 1,570,000 | 0.16 |
| Term Loans, 3.45%, 11/26/19 | United States | 1,430,000 | 1,440,725 | 0.15 |
| Regal Cinemas Corp., Term Loan, 2.698% - 2.784%, 8/23/17 | United States | 4,161,857 | 4,191,215 | 0.43 |
| WMG Acquisition Corp., Initial Term Loan, 5.25%, 11/01/18 | United States | 839,375 | 852,665 | 0.09 |
| Zuffa LLC, Initial Term Loan, 4.50%, 2/25/20 | United States | 3,376,613 | 3,401,937 | 0.35 |
| | | | 20,747,159 | 2.13 |
| **Oil & Gas Drilling** | | | | |
| Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%, 3/28/19 | United States | 1,470,000 | 1,492,050 | 0.15 |
| **Oil & Gas Equipment & Services** | | | | |
| McJunkin Red Man Corp., Term Loan, 6.25%-7.25%, 11/11/19 | United States | 1,114,400 | 1,136,688 | 0.12 |
| **Oil & Gas Exploration & Production** | | | | |
| EP Energy LLC, Tranche B-1 Loan, 5.00%, 5/24/18 | United States | 2,400,000 | 2,425,286 | 0.25 |
| Plains Exploration & Production Co., 7-Year Term Loan, 4.00%, 11/30/19 | United States | 3,140,000 | 3,152,560 | 0.32 |
| Samson Investment Co., Second Lien Initial Term Loan, 6.00%, 9/25/18 | United States | 2,960,000 | 2,998,850 | 0.31 |
| Sheridan Investment Partners I LLC, Tranche B-2 Term Loan, 5.00%, 10/01/19 | United States | 2,041,749 | 2,075,779 | 0.21 |
| Sheridan Production Partners I-A LP, Tranche B-2 Term Loan, 5.00%, 10/01/19 | United States | 270,548 | 275,058 | 0.03 |
| Sheridan Production Partners I-M LP, Tranche B-2 Term Loan, 5.00%, 10/01/19 | United States | 165,253 | 168,007 | 0.02 |
| [d]Utex Industries Inc., | | | | |
| First Lien Term Loan, 5.75%, 4/10/20 | United States | 920,000 | 931,288 | 0.10 |
| Second Lien Term Loan, 9.75%, 4/08/21 | United States | 3,000,000 | 3,050,640 | 0.31 |
| | | | 15,077,468 | 1.55 |
| **Oil & Gas Refining & Marketing** | | | | |
| [d]Tesoro Corp., Initial Term Loan, 4.50%, 1/28/16 | United States | 1,410,088 | 1,425,952 | 0.15 |
| **Oil & Gas Storage & Transportation** | | | | |
| [d]Ruby Western Pipeline Holdings LLC, Term Loan B, 4.75%, 3/27/20 | United States | 3,700,000 | 3,737,000 | 0.38 |
| Tallgrass Operations LLC, Term Loan, 5.25% - 6.25%, 11/13/18 | United States | 1,416,450 | 1,433,565 | 0.15 |
| | | | 5,170,565 | 0.53 |
| **Other Diversified Financial Services** | | | | |
| Asurion LLC, | | | | |
| Amortizing Term Loans (B1), 4.75%, 7/23/17 | United States | 1,116,316 | 1,129,340 | 0.12 |
| Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19 | United States | 6,557,741 | 6,650,251 | 0.68 |
| | | | 7,779,591 | 0.80 |
| **Packaged Foods & Meats** | | | | |
| [d]Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18 | United States | 6,339,694 | 6,398,469 | 0.66 |
| [d]H.J. Heinz Co., Term Loan B-2, 4.75%, 4/01/20 | United States | 12,630,000 | 12,760,645 | 1.31 |
| JBS USA LLC, Initial Term Loan, 3.75%, 5/25/18 | Brazil | 1,745,625 | 1,760,899 | 0.18 |
| [d]Pinnacle Foods Finance LLC, Tranche G Term Loan, 4.75%, 4/29/20 | United States | 2,680,000 | 2,693,266 | 0.28 |
| | | | 23,613,279 | 2.43 |
| **Paper Packaging** | | | | |
| Exopack LLC, Term B Loan, 6.50%, 5/31/17 | United States | 3,142,030 | 3,189,161 | 0.33 |
| John Henry Holdings Inc. (Multi-Packaging), First Lien Term Loan, 6.00%, 12/06/18 | United States | 1,366,575 | 1,392,198 | 0.14 |
| [d]Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18 | United States | 10,315,602 | 10,504,419 | 1.08 |
| | | | 15,085,778 | 1.55 |
| **Paper Products** | | | | |
| NewPage Corp., Term Loan, 7.75%, 12/21/18 | United States | 4,369,050 | 4,483,738 | 0.46 |

# Franklin Floating Rate Master Trust
## Statement of Investments, April 30, 2013 (unaudited) *(continued)*

| | | | | |
|---|---|---|---|---|
| **Personal Products** | | | | |
| FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19 | United States | 2,045,504 | 2,050,618 | 0.21 |
| Revlon Consumer Products Corp., | | | | |
| Non-Contributed Loan, 8.50%, 10/08/14 | United States | 1,300,000 | 1,321,532 | 0.14 |
| Term Loan B, 4.00%, 11/19/17 | United States | 1,237,924 | 1,258,428 | 0.13 |
| | | | 4,630,578 | 0.48 |
| **Pharmaceuticals** | | | | |
| Aptalis Pharma Inc. (Axcan), | | | | |
| Term B-1 Loan, 5.50%, 2/11/17 | United States | 1,054,578 | 1,064,794 | 0.11 |
| Term B-2 Loan, 5.50%, 2/11/17 | United States | 1,980,000 | 2,005,988 | 0.21 |
| Jazz Pharmaceuticals Inc., Term Loan, 5.25%, 6/12/18 | United States | 1,925,000 | 1,951,469 | 0.20 |
| Par Pharmaceutical Cos. Inc., Term B-1 Loan, 4.25%, 9/30/19 | United States | 5,849,100 | 5,909,679 | 0.61 |
| RPI Finance Trust, | | | | |
| 6.75 Year Term Loan, 3.50%, 5/09/18 | United States | 882,735 | 892,942 | 0.09 |
| New Term Loan, 4.00%, 11/09/18 | United States | 941,075 | 950,094 | 0.10 |
| Valeant Pharmaceuticals International Inc., | | | | |
| Series C-1 Tranche B Term Loan, 3.50%, 2/11/19 | Canada | 1,496,250 | 1,515,187 | 0.15 |
| Series D-1 Tranche B Term Loan, 3.50%, 2/13/19 | Canada | 5,830,737 | 5,906,355 | 0.61 |
| Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18 | Puerto Rico | 551,288 | 560,312 | 0.06 |
| Warner Chilcott Corp., | | | | |
| Additional Term B-1 Loan, 4.25%, 3/15/18 | United States | 677,239 | 688,326 | 0.07 |
| Term B-1 Loan, 4.25%, 3/15/18 | United States | 1,555,774 | 1,581,242 | 0.16 |
| WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18 | Luxembourg | 1,225,968 | 1,246,037 | 0.13 |
| | | | 24,272,425 | 2.50 |
| **Property & Casualty Insurance** | | | | |
| Affirmative Insurance Holdings Inc., Term Loan, 11.25%, 1/31/14 | United States | 1,548,462 | 1,021,985 | 0.11 |
| **Publishing** | | | | |
| Dex Media West LLC, Term Loan B, 8.00%, 12/30/16 | United States | 475,923 | 371,220 | 0.04 |
| R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16 | United States | 3,831,024 | 2,767,915 | 0.28 |
| | | | 3,139,135 | 0.32 |
| **Real Estate Services** | | | | |
| Brickman Group Holdings Inc., Tranche B-1 Term Loan, 5.50%, 10/14/16 | United States | 1,599,937 | 1,619,936 | 0.17 |
| **Research & Consulting Services** | | | | |
| Nielsen Finance LLC (VNU Inc.), Class E Dollar Term Loan, 2.95%, 5/01/16 | United States | 3,136,121 | 3,180,027 | 0.33 |
| **Restaurants** | | | | |
| Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19 | United States | 1,275,377 | 1,293,105 | 0.13 |
| Dunkin' Brands Inc., Term B-3 Loan, 3.75%+5.00%, 2/14/20 | United States | 2,393,510 | 2,421,933 | 0.25 |
| P.F. Chang's China Bistro Inc., Term Loan, 5.25%, 6/22/19 | United States | 1,243,750 | 1,268,625 | 0.13 |
| Wendy's International Inc., | | | | |
| Closing Date Term Loan, 4.75%, 5/15/19 | United States | 1,631,800 | 1,643,529 | 0.17 |
| [d]Term B Loan, 4.75%, 5/15/19 | United States | 723,420 | 728,213 | 0.08 |
| | | | 7,355,405 | 0.76 |
| **Retail REITs** | | | | |
| [d]Capital Automotive LP, Second Lien Term Loan, 7.25%, 4/30/20 | United States | 1,020,000 | 1,055,700 | 0.11 |
| **Security & Alarm Services** | | | | |
| Garda World Security Corp., Term B Loan, 4.50%, 11/13/19 | Canada | 1,203,950 | 1,225,019 | 0.13 |
| Protection One Inc., Term Loan, 4.25%, 3/19/19 | United States | 2,493,708 | 2,531,114 | 0.26 |
| | | | 3,756,133 | 0.39 |
| **Semiconductors** | | | | |
| Freescale Semiconductor Inc., | | | | |
| Tranche B-3 Term Loan, 4.25%, 12/01/16 | United States | 1,000,000 | 1,012,500 | 0.10 |
| Tranche B-4 Term Loan, 5.00%, 2/28/20 | United States | 2,000,000 | 2,027,188 | 0.21 |
| | | | 3,039,688 | 0.31 |
| **Specialized Consumer Services** | | | | |
| Advantage Sales & Marketing Inc., | | | | |
| 2013 Term Loan, 4.25%, 12/17/17 | United States | 2,892,750 | 2,930,717 | 0.30 |
| [e]2nd Lien Term Loan, 8.25%, 6/17/18 | United States | 849,538 | 856,972 | 0.09 |

# Franklin Floating Rate Master Trust
## Statement of Investments, April 30, 2013 (unaudited) *(continued)*

| | | | | |
|---|---|---|---|---|
| [d]Weight Watchers International Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20 | United States | 8,430,000 | 8,424,731 | 0.87 |
| | | | 12,212,420 | 1.26 |
| **Specialized Finance** | | | | |
| Clipper Acquisitions Corp. (THE TCW GROUP Inc.), Initial Term Loan, 4.00%, 2/06/20 | United States | 1,935,150 | 1,954,502 | 0.20 |
| Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19 | United States | 1,843,269 | 1,869,190 | 0.19 |
| | | | 3,823,692 | 0.39 |
| **Specialized REITs** | | | | |
| [d]The Geo Group Inc., Term Loan, 4.75%, 4/03/20 | United States | 5,000,000 | 5,046,875 | 0.52 |
| **Specialty Chemicals** | | | | |
| HII Holding Corp. (Houghton International), U.S. Term Loan, 5.25%, 12/20/19 | United States | 640,135 | 650,804 | 0.06 |
| Nexeo Solutions LLC, Term B-2 Loan, 5.00%, 9/09/17 | United States | 1,771,100 | 1,784,383 | 0.18 |
| Road Infrastructure Investment LLC (Ennis Flint), | | | | |
| First Lien Term Loan, 6.25%, 3/30/18 | United States | 936,778 | 949,659 | 0.10 |
| Second Lien Term Loan, 10.25%, 9/30/18 | United States | 2,340,476 | 2,387,286 | 0.24 |
| Sonneborn LLC, Initial U.S. Term Loan, 6.50%, 3/30/18 | United States | 2,089,707 | 2,130,195 | 0.22 |
| Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%, 3/30/18 | Netherlands | 355,736 | 362,628 | 0.04 |
| Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19 | United States | 2,376,045 | 2,407,231 | 0.25 |
| U.S. Coatings Acquisitions Inc., Initial Term B Loans, 4.75%, 2/01/20 | United States | 4,217,297 | 4,277,044 | 0.44 |
| Univar Inc., Term B Loan, 5.00%, 6/30/17 | United States | 2,868,148 | 2,889,857 | 0.30 |
| | | | 17,839,087 | 1.83 |
| **Specialty Stores** | | | | |
| 99 Cents Only Stores, Tranche B-1 Loan, 5.25%, 1/15/19 | United States | 1,752,300 | 1,778,220 | 0.18 |
| Academy Ltd., Initial Term Loans, 4.50%, 8/03/18 | United States | 2,360,215 | 2,396,345 | 0.25 |
| Bass Pro Group LLC, Loans, 4.00%, 11/20/19 | United States | 3,275,238 | 3,315,259 | 0.34 |
| BJ's Wholesale Club Inc., 2013 Replacement Loans, 4.25%, 9/26/19 | United States | 3,052,350 | 3,083,722 | 0.32 |
| Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19 | United States | 2,985,000 | 3,034,127 | 0.31 |
| Jo-Ann Stores Inc., Term B Loan, 4.00%, 3/18/18 | United States | 1,832,480 | 1,853,843 | 0.19 |
| Leslie's Poolmart Inc., Tranche B Term Loan, 5.25%, 10/16/19 | United States | 616,921 | 625,983 | 0.07 |
| Michael's Stores Inc., Term B Loan, 3.75%, 1/28/20 | United States | 3,600,000 | 3,639,856 | 0.37 |
| Neiman Marcus Group Inc., Loans, 4.00%, 5/16/18 | United States | 3,670,000 | 3,704,692 | 0.38 |
| Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19 | United States | 4,636,729 | 4,682,614 | 0.48 |
| Pilot Travel Centers LLC, Refinancing Tranche B Term Loans, 3.75%, 3/30/18 | United States | 2,536,267 | 2,510,904 | 0.26 |
| Prestige Brands Inc., Term B-1 Loan, 3.75%, 1/31/19 | United States | 892,929 | 908,332 | 0.09 |
| | | | 31,533,897 | 3.24 |
| **Systems Software** | | | | |
| SS&C Technologies Holdings Europe S.A.R.L., Term B-2 Loan, 5.00%, 3/14/19 | Luxembourg | 146,176 | 147,456 | 0.02 |
| SS&C Technologies Inc., Term B-1 Loan, 5.00%, 3/14/19 | United States | 1,413,039 | 1,425,403 | 0.15 |
| Vertafore Inc., | | | | |
| New Term Loan, 4.25%, 10/03/19 | United States | 1,390,851 | 1,404,759 | 0.14 |
| Second Lien Term Loan, 10.50%, 10/27/17 | United States | 700,000 | 721,000 | 0.07 |
| | | | 3,698,618 | 0.38 |
| **Technology Distributors** | | | | |
| CDW LLC, Term Loans, 4.75%, 4/29/20 | United States | 3,200,000 | 3,214,800 | 0.33 |
| Sirius Computer Solutions Inc., Term Loan, 7.00%, 12/07/18 | United States | 786,346 | 798,825 | 0.08 |
| | | | 4,013,625 | 0.41 |
| **Tires & Rubber** | | | | |
| The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19 | United States | 5,850,000 | 5,921,885 | 0.61 |
| **Trucking** | | | | |
| Avis Budget Car Rental LLC, Tranche B Term Loan, 3.75%, 3/15/19 | United States | 2,702,204 | 2,744,426 | 0.28 |
| Hertz Corp., | | | | |
| Tranche B-1 Term Loan, 3.75%, 3/11/18 | United States | 5,501,152 | 5,574,499 | 0.57 |
| Tranche B-2 Term Loan, 3.00%, 3/11/18 | United States | 1,133,923 | 1,139,940 | 0.12 |
| Swift Transportation Co. LLC, Tranche B-2 Term Loan, 4.00%, 12/21/17 | United States | 1,846,265 | 1,879,728 | 0.20 |
| YRCW Receivables LLC, Term B Loan, 11.25%, 9/30/14 | United States | 2,563,477 | 2,621,155 | 0.27 |
| | | | 13,959,748 | 1.44 |
| **Wireless Telecommunication Services** | | | | |
| MetroPCS Wireless Inc., Tranche B-3 Term Loan, 4.00% - 6.00%, 3/17/18 | United States | 2,556,309 | 2,565,895 | 0.26 |

# Franklin Floating Rate Master Trust
## Statement of Investments, April 30, 2013 (unaudited) *(continued)*

| | | | | |
|---|---|---|---|---|
| NTELOS Inc., Term B Advance, 5.75%, 11/11/19 | United States | 3,731,250 | 3,689,273 | 0.38 |
| | | | 6,255,168 | 0.64 |
| **Total Senior Floating Rate Interests (Cost $863,289,237)** | | | 875,935,260 | 90.08 |
| **Asset-Backed Securities** | | | | |
| **Other Diversified Financial Services** | | | | |
| [b,c]Cent CLO LP, 2013-17A, D, 144A, FRN, | | | | |
| 3.288%, 1/30/25 | Cayman Islands | 800,000 | 799,284 | 0.08 |
| 6.288%, 1/30/25 | Cayman Islands | 800,000 | 776,956 | 0.08 |
| [b,c]ING Investment Management CLO Ltd., | | | | |
| 2013-1A, B, 144A, FRN, 3.184%, 4/15/24 | Cayman Islands | 800,000 | 800,001 | 0.08 |
| 2013-1A, C, 144A, FRN, 3.784%, 4/15/24 | Cayman Islands | 800,000 | 765,518 | 0.08 |
| 2013-2A, B, 144A, FRN, 2.956%, 4/25/25 | United States | 800,000 | 791,200 | 0.08 |
| **Total Asset-Backed Securities (Cost $3,961,294)** | | | 3,932,959 | 0.40 |
| **Total Investments before Short Term Investments (Cost $868,303,049)** | | | 881,110,068 | 90.61 |
| **Short Term Investments (Cost $242,492,919)** | | | | |
| **Repurchase Agreements** | | | | |
| [f]Joint Repurchase Agreement, 0.133%, 5/01/13 (Maturity Value $242,493,814) | United States | 242,492,919 | 242,492,919 | 24.93 |
| BNP Paribas Securities Corp. (Maturity Value $27,588,521) | | | | |
| Credit Suisse Securities (USA) LLC (Maturity Value $34,485,045) | | | | |
| Deutsche Bank Securities Inc. (Maturity Value $101,102,946) | | | | |
| HSBC Securities (USA) Inc. (Maturity Value $48,280,519) | | | | |
| Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $20,691,997) | | | | |
| Morgan Stanley & Co. LLC (Maturity Value $10,344,786) | | | | |
| Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%, 5/01/13 - 4/25/18; U.S. Government Agency Strips, 6/01/17; U.S. Treasury Bonds, 6.125%, 11/15/27; and U.S. Treasury Notes, 0.125% - 4.25%, 11/15/14 - 4/30/18 (valued at $247,392,607) | | | | |
| **Total Investments (Cost $1,110,795,968)** | | | 1,123,602,987 | 115.54 |
| **Other Assets, less Liabilities** | | | (151,146,238) | (15.54) |
| **Net Assets** | | | $ 972,456,749 | 100.00 |

*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2013, the aggregate value of these securities was $4,480,684, representing 0.46% of net assets.
[c]The coupon rate shown represents the rate at period end.
[d]A portion or all of the security purchased on a delayed delivery basis.
[e]Defaulted security or security for which income has been deemed uncollectible.
[f]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2013, all repurchase agreements had been entered into on that date.

**ABBREVIATIONS**

**Selected Portfolio**

| | |
|---|---|
| **CLO** | - Collateralized Loan Obligation |
| **DIP** | - Debtor-In-Possession |
| **FRN** | - Floating Rate Note |
| **L/C** | - Letter of Credit |

# Franklin Floating Rate Master Trust

Notes to Statement of Investments (unaudited)

## 1. ORGANIZATION

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund). The shares are exempt from registration under the Securities Act of 1933.

## 2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be

applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

## 3. INCOME TAXES

At April 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

| | |
|---|---|
| Cost of investments | $1,111,152,093 |
| | |
| Unrealized appreciation | $ 14,356,206 |
| Unrealized depreciation | (1,905,312) |
| Net unrealized appreciation (depreciation) | $ 12,450,894 |

## 4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At April 30, 2013, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

## 5. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the

ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

## 6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

**SIGNATURES**

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

**FRANKLIN FLOATING RATE MASTER TRUST**

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date June 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date June 26, 2013